Fair Value Measurements (Details 1) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	$ 9,412	$ 6,741
Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	25	10
Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	214	167
Level I [Member] | Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level I [Member] | Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level I [Member] | Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level II [Member] | Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level II [Member] | Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level II [Member] | Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level III [Member] | Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	9,412	6,741
Level III [Member] | Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	25	10
Level III [Member] | Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	$ 214	$ 167